RETIREMENT BENEFITS - Estimated Future Benefit Payments (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Expected U.S. postretirement benefit payments after Medicare Part D Subsidy
Expected subsidy received under EGWP	$ 11.0	$ 10.5
U.S. Pension Plans
Expected U.S. postretirement benefit payments after Medicare Part D Subsidy
2015	835
2016	860
2017	868
2018	882
2019	900
2020-2024	4,731
Non - U.S. Pension Plans
Expected U.S. postretirement benefit payments after Medicare Part D Subsidy
2015	368
2016	339
2017	366
2018	383
2019	413
2020-2024	2,452
U.S. Postretirement Benefit Plans
Defined Benefit Plan Disclosure
Reduction in accumulated postretirement benefit obligation due to subsidy received	5	4
Reduction in postretirement expense due to subsidy received	0.2	3.0
Expected U.S. postretirement benefit payments before Medicare Part D subsidy
2015	73
2016	72
2018	71
2019	70
2019	68
2020-2024	319
Expected U.S. postretirement benefit payments Medicare Part D subsidy
2015	0
2016	0
2017	0
2018	0
2019	0
2020-2024	2
Expected U.S. postretirement benefit payments after Medicare Part D Subsidy
2015	73
2016	72
2017	71
2018	70
2019	68
2020-2024	317
Non-U.S. Postretirement Benefit Plans
Expected U.S. postretirement benefit payments after Medicare Part D Subsidy
2015	65
2016	70
2017	75
2018	81
2019	88
2020-2024	$ 574